CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	115,000,000	115,000,000
Common stock issued (in shares)	72,234,330	72,223,692
Common stock outstanding (in shares)	72,234,330	72,223,692
Preferred stock par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)	10,000,000	10,000,000
Preferred stock issued (in shares)	0	0
Preferred stock outstanding (in shares)	0	0
Treasury shares (in shares)	10,638	10,638